Shareholders' Equity (Summary Of Stock Options Outstanding And Exercisable) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	4,016,653	3,663,716
Weighted Average Remaining Contractual Life (Years)	6 years 6 months 4 days
Weighted Average Exercise Price	$ 0.54
Number Exercisable	2,964,278
Weighted Average Remaining Contractual Life (Years)	5 years 9 months 11 days
Weighted Average Exercise Price	$ 0.56
$0.25 to $0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	0.25
Exercise price, upper limit	$ 0.50
Number Outstanding	3,062,153
Weighted Average Remaining Contractual Life (Years)	7 years 1 month 17 days
Weighted Average Exercise Price	$ 0.40
Number Exercisable	2,163,696
Weighted Average Remaining Contractual Life (Years)	6 years 6 months 7 days
Weighted Average Exercise Price	$ 0.38
$0.51 to $1.09 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	0.51
Exercise price, upper limit	$ 1.09
Number Outstanding	795,750
Weighted Average Remaining Contractual Life (Years)	4 years 11 months 27 days
Weighted Average Exercise Price	$ 0.77
Number Exercisable	641,832
Weighted Average Remaining Contractual Life (Years)	4 years 2 months 5 days
Weighted Average Exercise Price	$ 0.80
$1.10 to $2.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	1.10
Exercise price, upper limit	$ 2.99
Number Outstanding	95,000
Weighted Average Remaining Contractual Life (Years)	3 years 4 months 13 days
Weighted Average Exercise Price	$ 1.20
Number Exercisable	95,000
Weighted Average Remaining Contractual Life (Years)	3 years 4 months 13 days
Weighted Average Exercise Price	$ 1.20
$3.00 to $3.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower limit	3.00
Exercise price, upper limit	$ 3.29
Number Outstanding	63,750
Weighted Average Remaining Contractual Life (Years)	4 months 6 days
Weighted Average Exercise Price	$ 3.28
Number Exercisable	63,750
Weighted Average Remaining Contractual Life (Years)	4 months 6 days
Weighted Average Exercise Price	$ 3.28